Notes Payable - Summary of Short-term and Long-term Debt Obligations (Detail) (USD $)	Feb. 10, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Other debt discount	$ (996,024)
Total notes payable		5,200,599	22,376,427
Less current portion		5,200,599	21,631,427
Long-term portion			745,000
Goodman Note [Member]
Debt Instrument [Line Items]
Debt instrument carrying amount			1,935,000
2008 Convertible Note [Member]
Debt Instrument [Line Items]
Debt instrument carrying amount		1,400,000	1,400,000
2011 Convertible Bridge Notes [Member]
Debt Instrument [Line Items]
Debt instrument carrying amount			12,336,427
2012 Revolver Notes [Member]
Debt Instrument [Line Items]
Debt instrument carrying amount			5,960,000
2013 Convertible Bridge Notes [Member]
Debt Instrument [Line Items]
Debt instrument carrying amount		4,115,842	745,000
Other debt discount		(874,000)
Other Debt
Debt Instrument [Line Items]
Other debt discount		$ (315,243)